EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
EQUITY TRANSACTIONS [Abstract]
EQUITY TRANSACTIONS

NOTE 9 EQUITY TRANSACTIONS

On November 8, 2008, the Company issued 6,862,500 shares of common stock for the purchase of all rights, title and interest into the patent pending application for the commercial lighting technology designed for commercial and residential buildings to replace conventional drop ceiling troffers and to replace the fluorescent bulbs used in the existing and conventional troffers.

The value of the purchase was determined to be the cost to create and develop the patent application, which was $6,862.

On December 10, 2008, the Company issued 1,687,500 shares of common stock to an independent consultant for services rendered in the amount of

$1,688.

In February, 2009, the Company issued 450,000 shares of common stock for $0.025 per share to an investor for cash in the amount of $11,250.

In August, 2009, the Company issued 830,000 shares of common stock for

$0.03 per share pursuant to the company's Form S-1 filing with the Securities and Exchange Commission to various investors for cash and consideration of

$24,900.

In June, 2010, the company issued 2,420,000 shares of common stock for

$0.036 per share as follows:

o 550,000 shares of common stock for $19,800 to two (2) existing stockholders.

o 1,870,000 shares of common stock for conversion of debt in the amount of $67,320 to two (2) existing stockholders.

On June 8, 2010, the company amended its articles of incorporation and bylaws to increase the authorized common stock to 500,000,000 common shares and provide for 10,000,000 shares of "blank check" preferred stock, each with a par value of $0.001 per share.

In September, 2010, the Company issued 300,000 shares of common stock for $0.036 per share to Steven Adelstein, an existing stockholder and related party, for cash in the amount of $11,000.

In December, 2010, the Company issued 300,000 shares of common stock for $0.04 per share to Steven Adelstein, an existing stockholder and related party, for cash in the amount of $12,000.

For the twelve (12) month period ending December 31, 2011, the company issued 1,527,500 shares of common stock for $0.05 per share as follows:

o to related parties, Steven Adelstein (900,000 shares)and Tammi

Shnider (577,500 shares)

o to non-related parties, 50,000 shares

The company has no outstanding options and warrants at December 31,

2011 and 2010.